SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at November 30, 2020 (Unaudited)

	Shares	Value
Common Stocks - 99.7%
Advertising - 0.1%
Omnicom Group, Inc.	600	$37,800
The Trade Desk, Inc. - Class A (1)	105	94,612
		132,412
Aerospace & Defense - 1.5%
The Boeing Co.	4,166	877,818
General Dynamics Corp.	1,005	150,097
L3Harris Technologies, Inc.	1,321	253,619
Lockheed Martin Corp.	987	360,255
Northrop Grumman Corp.	637	192,539
Teledyne Technologies, Inc. (1)	113	42,707
TransDigm Group, Inc.	184	106,571
		1,983,606
Agriculture - 0.9%
Altria Group, Inc.	17,543	698,738
Archer-Daniels-Midland Co.	1,834	91,278
Philip Morris International, Inc.	5,058	383,143
		1,173,159
Airlines - 0.1%
Delta Air Lines, Inc.	1,679	67,580
Southwest Airlines Co.	1,479	68,537
United Airlines Holdings, Inc. (1)	712	32,075
		168,192
Apparel - 0.6%
Nike, Inc. - Class B	5,287	712,159
VF Corp.	1,065	88,821
		800,980
Auto Manufacturers - 2.5%
Cummins, Inc.	397	91,774
Ford Motor Co.	7,494	68,046
General Motors Co.	3,598	157,736
PACCAR, Inc.	948	82,533
Tesla, Inc. (1)	5,135	2,914,626
		3,314,715

Banks - 3.1%
Bank of America Corp.	23,591	664,323
The Bank of New York Mellon Corp.	2,730	106,798
Citigroup, Inc.	5,815	320,232
Citizens Financial Group, Inc.	1,135	37,069
Fifth Third Bancorp	2,080	52,707
First Republic Bank	536	69,444
The Goldman Sachs Group, Inc.	972	224,124
Huntington Bancshares, Inc.	2,885	34,851
JPMorgan Chase & Co.	9,022	1,063,513
KeyCorp	2,646	40,907
Morgan Stanley	5,351	330,852
Northern Trust Corp.	639	59,504
The PNC Financial Services Group, Inc.	1,220	168,445
Regions Financial Corp.	2,525	38,557
State Street Corp.	1,050	74,004
SVB Financial Group (1)	150	51,729
Truist Financial Corp.	4,598	213,439
U.S. Bancorp	4,285	185,155
Wells Fargo & Co.	11,607	317,451
		4,053,104
Beverages - 1.5%
Brown-Forman Corp. - Class B	893	72,029
The Coca-Cola Co.	15,233	786,023
Constellation Brands, Inc. - Class A	511	105,184
Keurig Dr Pepper, Inc.	8,101	246,676
Molson Coors Brewing Co. - Class B	1,016	46,736
Monster Beverage Corp. (1)	1,695	143,702
PepsiCo, Inc.	4,087	589,468
		1,989,818
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (1)	4,223	515,671
Alnylam Pharmaceuticals, Inc. (1)	415	53,913
Amgen, Inc.	1,809	401,670
Biogen, Inc. (1)	521	125,129
BioMarin Pharmaceutical, Inc. (1)	1,973	155,275
Bio-Rad Laboratories, Inc. - Class A (1)	156	84,006
Corteva, Inc.	7,925	303,686
Exact Sciences Corp. (1)	433	52,419
Gilead Sciences, Inc.	4,632	281,023
Illumina, Inc. (1)	475	152,993
Incyte Corp. (1)	1,650	139,491
Moderna, Inc. (1)	915	139,757
Regeneron Pharmaceuticals, Inc. (1)	444	229,117
Seagen, Inc. (1)	385	65,569
Vertex Pharmaceuticals, Inc. (1)	971	221,145
		2,920,864

Building Materials - 0.2%
Johnson Controls International PLC	2,191	100,874
Martin Marietta Materials, Inc.	212	56,313
Masco Corp.	695	37,301
Vulcan Materials Co.	454	63,401
		257,889
Chemicals - 1.1%
Air Products and Chemicals, Inc.	697	195,258
Albemarle Corp.	316	42,967
Celanese Corp.	341	44,102
Dow, Inc.	2,487	131,836
DuPont de Nemours, Inc.	4,689	297,470
Eastman Chemical Co.	351	34,187
Ecolab, Inc.	834	185,273
FMC Corp.	403	46,752
International Flavors & Fragrances, Inc.	408	45,737
LyondellBasell Industries NV	814	69,271
PPG Industries, Inc.	744	109,197
The Sherwin-Williams Co.	321	239,989
		1,442,039
Commercial Services - 3.2%
Automatic Data Processing, Inc.	1,470	255,604
Booz Allen Hamilton Holding Corp.	465	40,357
Cintas Corp.	298	105,879
CoStar Group, Inc. (1)	111	101,073
Equifax, Inc.	361	60,251
FleetCor Technologies, Inc. (1)	246	65,242
Gartner, Inc. (1)	361	54,872
Global Payments, Inc.	2,168	423,172
IHS Markit Ltd.	1,751	174,155
MarketAxess Holdings, Inc.	120	64,702
Moody’s Corp.	616	173,921
PayPal Holdings, Inc. (1)	4,301	920,930
Rollins, Inc.	938	53,635
S&P Global, Inc.	762	268,056
Square, Inc. - Class A (1)	5,795	1,222,513
TransUnion	704	64,127
United Rentals, Inc. (1)	207	46,985
Verisk Analytics, Inc.	577	114,425
		4,209,899

Computers - 5.6%
Accenture PLC - Class A	1,990	495,689
Amdocs Ltd.	457	30,075
Apple, Inc.	49,482	5,890,832
Cognizant Technology Solutions Corp.	1,536	120,008
Dell Technologies, Inc. - Class C (1)	1,645	113,554
EPAM Systems, Inc. (1)	184	59,309
Fortinet, Inc. (1)	595	73,322
Hewlett Packard Enterprise Co.	5,756	63,546
HP, Inc.	4,218	92,501
International Business Machines Corp.	2,830	349,561
Leidos Holdings, Inc.	464	46,725
NetApp, Inc.	609	32,466
Seagate Technology PLC	810	47,636
Western Digital Corp.	1,032	46,316
		7,461,540
Cosmetics & Personal Care - 1.5%
Colgate-Palmolive Co.	2,806	240,306
The Estee Lauder Companies, Inc. - Class A	708	173,687
The Procter & Gamble Co.	11,536	1,602,004
		2,015,997
Distribution & Wholesale - 0.2%
Copart, Inc. (1)	705	81,392
Fastenal Co.	1,637	80,950
LKQ Corp. (1)	832	29,303
W.W. Grainger, Inc.	167	69,856
		261,501
Diversified Financial Services - 3.1%
American Express Co.	2,364	280,347
Ameriprise Financial, Inc.	384	71,132
BlackRock, Inc.	477	333,113
Capital One Financial Corp.	1,125	96,345
Cboe Global Markets, Inc.	375	34,245
The Charles Schwab Corp.	5,743	280,144
CME Group, Inc. - Class A	1,294	226,489
Discover Financial Services	831	63,297
Franklin Resources, Inc.	1,252	27,532
Intercontinental Exchange, Inc.	1,739	183,482
Mastercard, Inc. - Class A	3,271	1,100,724
Nasdaq, Inc.	635	81,274
Raymond James Financial, Inc.	407	37,017
Synchrony Financial	1,535	46,771
T. Rowe Price Group, Inc.	661	94,794
Visa, Inc. - Class A	5,307	1,116,327
The Western Union Co.	1,206	27,207
		4,100,240

Electric - 2.6%
The AES Corp.	3,163	64,652
Alliant Energy Corp.	877	46,130
Ameren Corp.	839	65,257
American Electric Power Co., Inc.	1,701	144,398
Avangrid, Inc.	1,083	50,403
CenterPoint Energy, Inc.	2,299	53,314
CMS Energy Corp.	1,011	62,217
Consolidated Edison, Inc.	1,204	91,805
Dominion Energy, Inc.	4,108	322,437
DTE Energy Co.	613	77,122
Duke Energy Corp.	2,851	264,174
Edison International	3,351	205,617
Entergy Corp.	725	78,916
Evergy, Inc.	863	47,819
Eversource Energy	1,251	109,475
Exelon Corp.	3,652	149,988
FirstEnergy Corp.	2,066	54,873
NextEra Energy, Inc.	6,447	474,435
PG&E Corp. (1)	2,195	27,876
Pinnacle West Capital Corp.	371	30,366
PPL Corp.	2,515	71,476
Public Service Enterprise Group, Inc.	1,722	100,358
Sempra Energy	1,167	148,769
The Southern Co.	4,303	257,535
Vistra Corp.	8,428	157,435
WEC Energy Group, Inc.	1,139	108,148
Xcel Energy, Inc.	1,803	121,450
		3,386,445
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	660	78,230
Emerson Electric Co.	1,711	131,439
		209,669
Electronics - 1.0%
Agilent Technologies, Inc.	934	109,184
Amphenol Corp.	818	107,002
Fortive Corp.	1,236	86,681
Garmin Ltd.	655	76,478
Honeywell International, Inc.	2,039	415,793
Keysight Technologies, Inc. (1)	1,254	150,530
Mettler-Toledo International, Inc. (1)	72	82,803
PerkinElmer, Inc.	415	55,195
Roper Technologies, Inc.	326	139,202
TE Connectivity Ltd.	846	96,419
Vontier Corp. (1)	488	16,187
Waters Corp. (1)	184	42,690
		1,378,164
Engineering & Construction - 0.1%
Jacobs Engineering Group, Inc.	621	66,969

Entertainment - 0.0% (2)
Live Nation Entertainment, Inc. (1)	548	35,976

Environmental Control - 0.2%
Republic Services, Inc.	963	93,142
Waste Management, Inc.	1,310	156,060
		249,202
Food - 1.1%
Campbell Soup Co.	2,701	135,104
Conagra Brands, Inc.	1,892	69,172
General Mills, Inc.	1,933	117,565
The Hershey Co.	518	76,607
Hormel Foods Corp.	1,716	80,961
The J.M. Smucker Co.	415	48,638
Kellogg Co.	1,094	69,918
The Kraft Heinz Co.	5,981	197,014
The Kroger Co.	2,273	75,009
McCormick & Co., Inc.	344	64,321
Mondelez International, Inc.	4,734	271,968
Sysco Corp.	1,601	114,135
Tyson Foods, Inc. - Class A	1,055	68,786
		1,389,198
Forest Products & Paper - 0.0% (2)
International Paper Co.	1,033	51,113

Gas - 0.2%
Atmos Energy Corp.	425	40,754
NiSource, Inc.	6,611	159,986
		200,740
Hand & Machine Tools - 0.1%
Snap-on, Inc.	156	27,433
Stanley Black & Decker, Inc.	616	113,535
		140,968

Healthcare - Products - 3.9%
Abbott Laboratories	7,884	853,206
ABIOMED, Inc. (1)	122	33,440
Align Technology, Inc. (1)	395	190,110
Baxter International, Inc.	1,819	138,371
Boston Scientific Corp. (1)	6,248	207,121
The Cooper Companies, Inc.	197	66,038
Danaher Corp.	2,130	478,462
DENTSPLY SIRONA, Inc.	1,223	62,238
Edwards Lifesciences Corp. (1)	2,334	195,799
Hologic, Inc. (1)	1,581	109,295
IDEXX Laboratories, Inc. (1)	269	124,004
Insulet Corp. (1)	674	173,697
Intuitive Surgical, Inc. (1)	381	276,625
Masimo Corp. (1)	149	37,919
Medtronic PLC	4,511	512,901
QIAGEN NV (1)	1,934	93,335
ResMed, Inc.	506	106,058
STERIS PLC	348	67,446
Stryker Corp.	1,155	269,577
Teleflex, Inc.	233	89,181
Thermo Fisher Scientific, Inc.	1,450	674,221
Varian Medical Systems, Inc. (1)	278	48,366
West Pharmaceutical Services, Inc.	212	58,334
Zimmer Biomet Holdings, Inc.	1,612	240,381
		5,106,125
Healthcare - Services - 1.9%
Anthem, Inc.	882	274,761
Catalent, Inc. (1)	613	58,934
Centene Corp. (1)	3,055	188,341
DaVita, Inc. (1)	347	38,118
HCA Healthcare, Inc.	1,068	160,318
Humana, Inc.	474	189,846
IQVIA Holdings, Inc. (1)	1,780	300,802
Laboratory Corp. of America Holdings (1)	285	56,954
Molina Healthcare, Inc. (1)	157	32,048
Quest Diagnostics, Inc.	361	44,757
Teladoc Health, Inc. (1)	261	51,879
UnitedHealth Group, Inc.	3,044	1,023,819
Universal Health Services, Inc. - Class B	252	32,906
		2,453,483
Home Builders - 0.1%
D.R. Horton, Inc.	969	72,190
Lennar Corp. - Class A	670	50,826
NVR, Inc. (1)	10	39,972
PulteGroup, Inc.	704	30,716
		193,704
Home Furnishings - 0.1%
Whirlpool Corp.	738	143,622

Household Products & Wares - 0.3%
Church & Dwight Co., Inc.	794	69,690
The Clorox Co.	371	75,298
Kimberly-Clark Corp.	1,352	188,347
		333,335
Insurance - 6.7%
Aflac, Inc.	2,396	105,256
Alleghany Corp.	259	148,977
The Allstate Corp.	1,296	132,646
American International Group, Inc.	14,849	570,795
Aon PLC	988	202,431
Arch Capital Group Ltd. (1)	1,715	55,214
Arthur J. Gallagher & Co.	597	68,900
Berkshire Hathaway, Inc. - Class B (1)	24,581	5,626,837
Brown & Brown, Inc.	965	43,454
Chubb Ltd.	1,598	236,232
Cincinnati Financial Corp.	2,508	191,486
CNA Financial Corp.	1,023	35,304
Everest Re Group Ltd.	729	165,724
Globe Life, Inc.	327	30,444
The Hartford Financial Services Group, Inc.	1,294	57,195
Markel Corp. (1)	246	239,562
Marsh & McLennan Companies, Inc.	1,757	201,422
MetLife, Inc.	2,827	130,523
Principal Financial Group, Inc.	734	36,546
The Progressive Corp.	2,247	195,736
Prudential Financial, Inc.	1,310	99,062
The Travelers Companies, Inc.	847	109,813
W.R. Berkley Corp.	552	35,952
Willis Towers Watson PLC	542	112,839
		8,832,350

Internet - 10.6%
Alphabet, Inc. - Class A (1)	909	1,594,750
Alphabet, Inc. - Class C (1)	1,023	1,801,237
Amazon.com, Inc. (1)	1,858	5,886,218
Booking Holdings, Inc. (1)	116	235,300
CDW Corp.	468	61,069
eBay, Inc.	2,284	115,182
Expedia Group, Inc. - Class A	423	52,659
F5 Networks, Inc. (1)	167	27,189
Facebook, Inc. - Class A (1)	7,061	1,955,685
GoDaddy, Inc. - Class A (1)	684	54,406
IAC/InterActiveCorp - Class A (1)	201	28,540
Lyft, Inc. - Class A (1)	889	33,933
Match Group, Inc. (1)	428	59,582
Netflix, Inc. (1)	2,046	1,003,972
NortonLifeLock, Inc.	9,699	176,813
Okta, Inc. - Class A (1)	375	91,890
Palo Alto Networks, Inc. (1)	689	202,511
Roku, Inc. - Class A (1)	185	54,311
Snap, Inc. - Class A (1)	4,346	193,049
Twitter, Inc. (1)	2,276	105,857
Uber Technologies, Inc. (1)	4,246	210,856
VeriSign, Inc. (1)	365	73,263
		14,018,272
Iron & Steel - 0.0% (2)
Nucor Corp.	682	36,623

Leisure Time - 0.0% (2)
Carnival Corp.	1,330	26,574
Royal Caribbean Cruises Ltd.	494	38,932
		65,506
Lodging - 0.3%
Hilton Worldwide Holdings, Inc.	816	84,562
Las Vegas Sands Corp.	1,812	100,947
Marriott International, Inc.	908	115,198
MGM Resorts International	2,840	80,230
Wynn Resorts Ltd.	221	22,210
		403,147
Machinery - Construction & Mining - 0.2%
Caterpillar, Inc.	1,547	268,544

Machinery - Diversified - 0.5%
Deere & Co.	924	241,737
Dover Corp.	447	54,547
IDEX Corp.	230	44,425
Ingersoll Rand, Inc. (1)	2,141	94,782
Rockwell Automation, Inc.	313	79,990
Westinghouse Air Brake Technologies Corp.	1,106	81,070
Xylem, Inc.	596	57,198
		653,749
Media - 2.2%
Altice USA, Inc. - Class A (1)	6,533	221,599
Cable One, Inc.	17	33,671
Charter Communications, Inc. - Class A (1)	908	592,007
Comcast Corp. - Class A	14,958	751,490
DISH Network Corp. - Class A (1)	793	28,445
FactSet Research Systems, Inc.	129	43,055
Liberty Broadband Corp. - Class C (1)	1,447	227,686
Sirius XM Holdings, Inc.	12,825	83,234
ViacomCBS, Inc. - Class B	2,497	88,094
The Walt Disney Co.	5,303	784,897
		2,854,178
Mining - 0.6%
Freeport-McMoRan, Inc.	4,466	104,460
Newmont Corp.	12,378	728,074
		832,534
Miscellaneous Manufacturers - 1.4%
3M Co.	1,738	300,205
Eaton Corp. PLC	1,164	140,972
General Electric Co.	106,112	1,080,220
Illinois Tool Works, Inc.	905	191,036
Parker-Hannifin Corp.	327	87,394
Textron, Inc.	629	28,368
		1,828,195
Office & Business Equipment - 0.0% (2)
Zebra Technologies Corp. (1)	151	57,141

Oil & Gas - 0.9%
Cabot Oil & Gas Corp.	1,189	20,831
Chevron Corp.	3,942	343,664
Concho Resources, Inc.	562	32,304
ConocoPhillips	2,309	91,344
EOG Resources, Inc.	1,342	62,913
Exxon Mobil Corp.	9,932	378,707
Hess Corp.	591	27,883
Marathon Petroleum Corp.	1,411	54,860
Occidental Petroleum Corp.	1,680	26,477
Phillips 66	918	55,612
Pioneer Natural Resources Co.	411	41,338
Valero Energy Corp.	871	46,834
		1,182,767
Oil & Gas Services - 0.1%
Baker Hughes Co. - Class A	2,419	45,283
Halliburton Co.	1,920	31,853
Schlumberger NV	3,434	71,393
		148,529
Packaging & Containers - 0.1%
Ball Corp.	1,304	125,197
Packaging Corp. of America	245	31,850
Westrock Co.	910	38,411
		195,458
Pharmaceuticals - 6.6%
AbbVie, Inc.	7,817	817,502
AmerisourceBergen Corp.	877	90,427
Becton Dickinson and Co.	1,839	431,871
Bristol-Myers Squibb Co.	16,124	1,006,138
Cardinal Health, Inc.	852	46,511
Cigna Corp.	2,030	424,554
CVS Health Corp.	23,813	1,614,283
DexCom, Inc. (1)	572	182,857
Elanco Animal Health, Inc. (1)	3,767	115,233
Eli Lilly and Co.	3,608	525,505
Henry Schein, Inc. (1)	394	25,338
Johnson & Johnson	9,506	1,375,328
McKesson Corp.	968	174,153
Merck & Co., Inc.	11,344	911,944
Pfizer, Inc.	17,687	677,589
Viatris, Inc. (1)	6,198	104,250
Zoetis, Inc.	1,584	254,042
		8,777,525

Pipelines - 0.4%
Cheniere Energy, Inc. (1)	937	53,119
Kinder Morgan, Inc.	7,601	109,302
ONEOK, Inc.	1,283	46,021
The Williams Companies, Inc.	14,496	304,126
		512,568
Private Equity - 0.2%
The Blackstone Group, Inc. - Class A	2,444	145,540
KKR & Co., Inc.	2,002	75,936
		221,476
Real Estate - 0.1%
CBRE Group, Inc. (1)	1,116	68,232

Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.	383	62,709
American Tower Corp.	1,710	395,352
Annaly Capital Management, Inc.	4,427	35,416
AvalonBay Communities, Inc.	410	68,302
Boston Properties, Inc.	530	52,025
Crown Castle International Corp.	1,550	259,733
Digital Realty Trust, Inc.	871	117,367
Duke Realty Corp.	1,078	41,029
Equinix, Inc.	332	231,666
Equity Residential	1,657	95,973
Essex Property Trust, Inc.	208	51,143
Extra Space Storage, Inc.	447	50,390
Healthpeak Properties, Inc.	1,830	52,814
Host Hotels & Resorts, Inc.	1,675	23,500
Invitation Homes, Inc.	3,875	110,747
Iron Mountain, Inc.	1,012	27,830
Mid-America Apartment Communities, Inc.	372	46,932
Prologis, Inc.	2,299	230,015
Public Storage	549	123,229
Realty Income Corp.	1,184	71,004
Regency Centers Corp.	463	21,104
SBA Communications Corp.	788	226,298
Simon Property Group, Inc.	873	72,084
Sun Communities, Inc.	296	41,144
UDR, Inc.	755	29,045
Ventas, Inc.	959	45,946
Vornado Realty Trust	2,199	85,563
W.P. Carey, Inc.	527	36,474
Welltower, Inc.	1,442	90,817
Weyerhaeuser Co.	5,630	163,495
		2,959,146

Retail - 5.0%
Advance Auto Parts, Inc.	206	30,426
AutoZone, Inc. (1)	72	81,911
Best Buy Co., Inc.	735	79,968
Burlington Stores, Inc. (1)	199	43,490
CarMax, Inc. (1)	420	39,262
Chipotle Mexican Grill, Inc. (1)	114	146,995
Costco Wholesale Corp.	1,460	571,984
Darden Restaurants, Inc.	345	37,253
Dollar General Corp.	852	186,230
Dollar Tree, Inc. (1)	1,308	142,886
Domino’s Pizza, Inc.	131	51,427
Genuine Parts Co.	449	44,168
The Home Depot, Inc.	3,014	836,114
Lowe’s Companies, Inc.	2,610	406,690
McDonald’s Corp.	2,339	508,592
O’Reilly Automotive, Inc. (1)	212	93,797
Ross Stores, Inc.	996	107,090
Starbucks Corp.	3,883	380,612
Target Corp.	1,503	269,834
Tiffany & Co.	332	43,651
The TJX Companies, Inc. (1)	3,479	220,951
Tractor Supply Co.	330	46,467
Ulta Beauty, Inc. (1)	154	42,412
Walgreens Boots Alliance, Inc.	2,927	111,255
Walmart, Inc.	13,356	2,040,663
Yum! Brands, Inc.	880	93,104
		6,657,232
Semiconductors - 5.0%
Advanced Micro Devices, Inc. (1)	9,218	854,140
Analog Devices, Inc.	1,148	159,664
Applied Materials, Inc.	2,836	233,913
Broadcom, Inc.	2,327	934,477
Intel Corp.	13,280	642,088
IPG Photonics Corp. (1)	108	22,357
KLA Corp.	514	129,513
Lam Research Corp.	474	214,561
Marvell Technology Group Ltd.	10,133	469,057
Maxim Integrated Products, Inc.	761	63,193
Microchip Technology, Inc.	1,326	178,201
Micron Technology, Inc. (1)	2,698	172,915
NVIDIA Corp.	1,867	1,000,824
Qorvo, Inc. (1)	1,092	171,095
QUALCOMM, Inc.	5,085	748,359
Skyworks Solutions, Inc.	444	62,679
Teradyne, Inc.	564	62,232
Texas Instruments, Inc.	2,576	415,380
Xilinx, Inc.	828	120,515
		6,655,163

Software - 13.2%
Activision Blizzard, Inc.	2,167	172,233
Adobe, Inc. (1)	1,854	887,083
Akamai Technologies, Inc. (1)	780	80,738
ANSYS, Inc. (1)	293	99,052
Autodesk, Inc. (1)	2,760	773,435
Black Knight, Inc. (1)	656	60,103
Broadridge Financial Solutions, Inc.	365	53,611
Cadence Design Systems, Inc. (1)	1,358	157,935
Cerner Corp.	1,217	91,080
Citrix Systems, Inc.	412	51,055
Coupa Software, Inc. (1)	241	79,267
DocuSign, Inc. (1)	972	221,499
Electronic Arts, Inc.	1,003	128,133
Fidelity National Information Services, Inc.	5,529	820,559
Fiserv, Inc. (1)	4,322	497,808
Intuit, Inc.	873	307,313
Jack Henry & Associates, Inc.	211	33,942
Microsoft Corp.	25,300	5,415,971
MSCI, Inc.	267	109,315
Oracle Corp.	16,969	979,451
Paychex, Inc.	1,190	110,849
Paycom Software, Inc. (1)	199	82,999
RingCentral, Inc. - Class A (1)	417	123,870
salesforce.com, Inc. (1)	7,874	1,935,429
ServiceNow, Inc. (1)	2,858	1,527,744
Slack Technologies, Inc. - Class A (1)	847	36,319
Splunk, Inc. (1)	634	129,450
SS&C Technologies Holdings, Inc.	2,279	157,000
Synopsys, Inc. (1)	520	118,300
Take-Two Interactive Software, Inc. (1)	398	71,843
Twilio, Inc. - Class A (1)	354	113,312
Tyler Technologies, Inc. (1)	121	51,740
Veeva Systems, Inc. - Class A (1)	509	140,927
VMware, Inc. - Class A (1)	491	68,686
Workday, Inc. - Class A (1)	974	218,945
Zoom Video Communications, Inc. - Class A (1)	3,307	1,581,937
		17,488,933
Telecommunications - 2.4%
Arista Networks, Inc. (1)	375	101,513
AT&T, Inc.	23,408	672,980
CenturyLink, Inc.	2,983	31,172
Cisco Systems, Inc.	13,556	583,179
Corning, Inc.	2,411	90,220
Juniper Networks, Inc.	1,086	23,642
Motorola Solutions, Inc.	723	124,016
T-Mobile US, Inc. (1)	4,377	581,879
Ubiquiti, Inc.	208	51,607
Verizon Communications, Inc.	14,503	876,126
		3,136,334

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	735	68,377

Transportation - 1.6%
C.H. Robinson Worldwide, Inc.	372	34,957
CSX Corp.	2,212	199,191
Expeditors International of Washington, Inc.	479	42,808
FedEx Corp.	2,392	685,499
J.B. Hunt Transport Services, Inc.	325	43,966
Kansas City Southern	304	56,596
Norfolk Southern Corp.	715	169,469
Old Dominion Freight Line, Inc.	304	61,822
Union Pacific Corp.	1,940	395,915
United Parcel Service, Inc. - Class B	2,506	428,701
		2,118,924
Water - 0.1%
American Water Works Co., Inc.	651	99,850
Total Common Stocks
(Cost $105,168,044)		131,765,421

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 0.046% (3)	90,450	90,450
Total Short-Term Investments
(Cost $90,450)		90,450

Total Investments in Securities - 99.8%
(Cost $105,258,494)		131,855,871
Other Assets in Excess of Liabilities - 0.2%		273,695
Total Net Assets - 100.0%		$132,129,566

(1)	Non-income producing security.
(2)	Does not round to 0.1% or (0.1)%, as applicable.
(3)	The rate shown is the annualized seven-day effective yield as of November 30, 2020.

Summary of Fair Value Exposure at November 30, 2020 (Unaudited)

The SoFi Select 500 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$131,765,421	$–	$–	$131,765,421
Short-Term Investments	90,450	–	–	90,450
Total Investments in Securities	$131,855,871	$–	$–	$131,855,871